OIL AND GAS PROPERTY, NET	12 Months Ended
Dec. 31, 2019
OIL AND GAS PROPERTY, NET
OIL AND GAS PROPERTY, NET

NOTE 6 – OIL AND GAS PROPERTY, NET

The following tables summarize the Company’s oil and gas activities by classification.

	As of December 31,
	2019	2018
Oil and gas property – subject to amortization	$20,345,797	$20,100,595
Accumulated depletion and impairment	(18,918,311)	(18,100,778)
Oil and gas property – subject to amortization, net	$1,427,486	$1,999,817

Oil and gas property – not subject to amortization	$958,133	$539,116
Accumulated impairment	—	—
Oil and gas property – not subject to amortization, net	$958,133	$539,116

The following shows the movement of the oil and gas property – subject to amortization balance.

Oil & Gas Property – Kruh
January 1, 2018	$2,911,730
Additional capitalization	166,871
Depletion	(1,078,784)
December 31, 2018	$1,999,817
Additional capitalization	245,202
Depletion	(817,533)
December 31, 2019	$1,427,486

During the years ended December 31, 2019 and 2018, the Company incurred an aggregated development costs and abandonment and site restoration provisions, which were capitalized, at $245,202 and $166,871, respectively, mainly for the purpose of the geological and geophysical studies and drilling of wells.

Depletion recorded for production on properties subject to amortization for the years ended December 31, 2019, 2018 and 2017 were $817,533,  $1,078,784 and 1,031,518, respectively.

Furthermore, the Company did not record any impairment to the oil and gas property according to the ceiling tests conducted, which showed that the present value of estimated future net revenues generated by the oil and gas property exceeded the carrying balances.